Income taxes - Income tax expenses reconciliation (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income taxes
Profit (loss) before income tax	¥ 1,254,658	¥ (4,662,680)	¥ (11,738,983)
Tax calculated at statutory income tax rate	313,665	(1,165,670)	(2,934,746)
Different tax rates available to different jurisdictions	182,303	556,263	(123,625)
Preferential income tax rates applicable to subsidiaries	(305,495)	(158,184)	171,160
Non-deductible expenses and non-taxable income, net	582,084	1,511,336	1,085,176
Super deduction for research and development expenses	(735,419)	(694,930)	(590,966)
Tax losses for which no deferred tax assets were recognized, net	(243,546)	191,535	2,797,918
Other temporary differences for which no deferred tax assets were recognized, net	(4,516)	(372,975)	(503,782)
Withholding tax	182,053	184,352	71,962
Others	8,741	38,022	30,818
Total income tax expenses (benefit)	¥ (20,130)	¥ 89,749	¥ 3,915
Income tax rate	25.00%